FIVE HIGHEST PAID EMPLOYEES	12 Months Ended
Dec. 31, 2019
FIVE HIGHEST PAID EMPLOYEES [abstract]
Disclosure of five highest paid employees
10.	FIVE HIGHEST PAID EMPLOYEES

During the year, none (2018: none; 2017: none) of the Directors, details of whose remuneration are disclosed in note 9(i) above, received an amount which falls within the category of the five highest paid employees. Details of the remuneration of the five (2018: five; 2017: five) highest paid employees, for the year are as follows:

	2017	2018	2019

Salaries, allowances and benefits in kind(1)	21	21	27
Performance-related bonuses	19	18	18
Pension scheme contributions	1	1	2
Amount paid/payable during the year	41	40	47

(1)	Salaries, allowances, and benefits in kind represent the gross amount (before applicable individual salary tax) paid/payable to individual employees.

The remuneration of the five (2018: five, 2017: five) highest paid employees, falls within the following bands:

	2017	2018	2019

RMB6,000,001 to RMB6,500,000	1	-	-
RMB6,500,001 to RMB7,000,000	-	2	-
RMB7,000,001 to RMB7,500,000	1	-	-
RMB7,500,001 to RMB8,000,000	-	1	2
RMB8,000,001 to RMB8,500,000	1	-	1
RMB8,500,001 to RMB9,000,000	-	1	-
RMB9,000,001 to RMB9,500,000	1	-	-
RMB10,000,001 to RMB10,500,000	1	-	1
RMB10,500,001 to RMB11,000,000	-	1	-
RMB12,500,001 – RMB13,000,000	-	-	1
	5	5	5